Property, Plant and Equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 501,876	$ 442,969
Additions	134,110	149,293	$ 117,896
Ending balance	438,255	501,876	442,969
Property, plant and equipment	438,255	501,876	442,969
Write-downs of property, plant and equipment	31,963	1,387	0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	885,416	755,838	720,425
Additions	134,110	149,293	117,896
Disposals	32,819	22,565	7,923
Reclassifications	0	0	0
Exchange differences on translation	(94,019)	2,850	(74,560)
Ending balance	892,688	885,416	755,838
Property, plant and equipment	892,688	885,416	755,838
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(382,153)	(312,869)	(267,042)
Additions	82,495	84,785	81,040
Disposals	(17,320)	(17,865)	(6,530)
Exchange differences on translation	(26,228)	2,364	(28,683)
Ending balance	(421,100)	(382,153)	(312,869)
Property, plant and equipment	(421,100)	(382,153)	(312,869)
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,387)
Exchange differences on translation	(17)
Impairment loss (Note c)	(31,963)	(1,387)
Ending balance	(33,333)	(1,387)
Property, plant and equipment	(33,333)	(1,387)
Batteries
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	380,273	359,873
Ending balance	357,842	380,273	359,873
Property, plant and equipment	357,842	380,273	359,873
Batteries | Costs of revenues
Reconciliation of changes in property, plant and equipment [abstract]
Losses on disposals of property, plant and equipment	2,600	1,600
Batteries | Other operating expense
Reconciliation of changes in property, plant and equipment [abstract]
Losses on disposals of property, plant and equipment	11,500	2,600
Batteries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	602,886	530,113	492,968
Additions	71,964	78,511	90,086
Disposals	28,743	9,365	1,580
Reclassifications	0	204	0
Exchange differences on translation	(40,370)	3,423	(51,361)
Ending balance	605,737	602,886	530,113
Property, plant and equipment	605,737	602,886	530,113
Batteries | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(222,613)	(170,240)	(137,437)
Additions	53,536	54,361	48,453
Disposals	(14,001)	(5,031)	(638)
Exchange differences on translation	(15,557)	3,043	(15,012)
Ending balance	(246,591)	(222,613)	(170,240)
Property, plant and equipment	(246,591)	(222,613)	(170,240)
Batteries | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Exchange differences on translation	0
Impairment loss (Note c)	(1,304)	0
Ending balance	(1,304)	0
Property, plant and equipment	(1,304)	0
Undeployed battery packs and related battery cells | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37,400
Ending balance	27,700	37,400
Property, plant and equipment	27,700	37,400
Machinery equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	63,083	64,675
Ending balance	38,134	63,083	64,675
Property, plant and equipment	38,134	63,083	64,675
Write-downs of property, plant and equipment	31,900	1,400
Machinery equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	138,831	131,541	134,426
Additions	9,955	18,369	15,074
Disposals	2,715	10,436	4,275
Reclassifications	557	190	0
Exchange differences on translation	(8,331)	(833)	(13,684)
Ending balance	138,297	138,831	131,541
Property, plant and equipment	138,297	138,831	131,541
Machinery equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(74,394)	(66,866)	(58,850)
Additions	20,016	18,635	18,509
Disposals	(2,295)	(10,398)	(4,250)
Exchange differences on translation	(5,107)	(709)	(6,243)
Ending balance	(87,008)	(74,394)	(66,866)
Property, plant and equipment	(87,008)	(74,394)	(66,866)
Machinery equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,354)
Exchange differences on translation	(15)
Impairment loss (Note c)	(11,816)	(1,354)
Ending balance	(13,155)	(1,354)
Property, plant and equipment	(13,155)	(1,354)
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,479	3,651
Ending balance	876	1,479	3,651
Property, plant and equipment	876	1,479	3,651
Transportation equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,560	11,292	11,819
Additions	765	197	850
Disposals	252	219	153
Reclassifications	0	281	0
Exchange differences on translation	(744)	9	(1,224)
Ending balance	11,329	11,560	11,292
Property, plant and equipment	11,329	11,560	11,292
Transportation equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(10,081)	(7,641)	(5,716)
Additions	1,169	2,560	2,700
Disposals	(236)	(52)	(95)
Exchange differences on translation	(661)	(68)	(680)
Ending balance	(10,353)	(10,081)	(7,641)
Property, plant and equipment	(10,353)	(10,081)	(7,641)
Transportation equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Exchange differences on translation	0
Impairment loss (Note c)	(100)	0
Ending balance	(100)	0
Property, plant and equipment	(100)	0
Tooling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,394	3,373
Ending balance	4,060	3,394	3,373
Property, plant and equipment	4,060	3,394	3,373
Tooling equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	43,392	40,934	40,176
Additions	4,871	3,699	4,871
Disposals	194	1,273	0
Reclassifications	2,412	0	0
Exchange differences on translation	(2,875)	32	(4,113)
Ending balance	47,606	43,392	40,934
Property, plant and equipment	47,606	43,392	40,934
Tooling equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(39,998)	(37,561)	(36,897)
Additions	3,676	3,676	4,440
Disposals	(142)	(1,268)	0
Exchange differences on translation	(2,606)	29	(3,776)
Ending balance	(40,926)	(39,998)	(37,561)
Property, plant and equipment	(40,926)	(39,998)	(37,561)
Tooling equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Exchange differences on translation	(1)
Impairment loss (Note c)	(2,621)	0
Ending balance	(2,620)	0
Property, plant and equipment	(2,620)	0
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	750	490
Ending balance	86	750	490
Property, plant and equipment	86	750	490
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,266	2,796	2,821
Additions	117	561	279
Disposals	330	96	59
Reclassifications	0	0	41
Exchange differences on translation	(191)	5	(286)
Ending balance	2,862	3,266	2,796
Property, plant and equipment	2,862	3,266	2,796
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,483)	(2,306)	(2,342)
Additions	359	270	260
Disposals	(127)	(96)	(59)
Exchange differences on translation	(162)	3	(237)
Ending balance	(2,553)	(2,483)	(2,306)
Property, plant and equipment	(2,553)	(2,483)	(2,306)
Office equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(33)
Exchange differences on translation
Impairment loss (Note c)	(190)	(33)
Ending balance	(223)	(33)
Property, plant and equipment	(223)	(33)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,672	8,701
Ending balance	7,291	6,672	8,701
Property, plant and equipment	7,291	6,672	8,701
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	39,256	36,956	38,141
Additions	1,984	2,524	25
Disposals	539	1,091	1,586
Reclassifications	3,027	828	4,253
Exchange differences on translation	(2,583)	39	(3,877)
Ending balance	41,145	39,256	36,956
Property, plant and equipment	41,145	39,256	36,956
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(32,584)	(28,255)	(25,800)
Additions	3,739	5,283	6,678
Disposals	(519)	(1,020)	(1,488)
Exchange differences on translation	(2,135)	66	(2,735)
Ending balance	(33,669)	(32,584)	(28,255)
Property, plant and equipment	(33,669)	(32,584)	(28,255)
Leasehold improvements | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Exchange differences on translation	(1)
Impairment loss (Note c)	(186)	0
Ending balance	(185)	0
Property, plant and equipment	(185)	0
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	46,225	2,206
Ending balance	29,966	46,225	2,206
Property, plant and equipment	29,966	46,225	2,206
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	46,225	2,206	74
Additions	44,454	45,432	6,711
Disposals	46	85	270
Reclassifications	(5,996)	(1,503)	(4,294)
Exchange differences on translation	(38,925)	175	(15)
Ending balance	45,712	46,225	2,206
Property, plant and equipment	45,712	46,225	2,206
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Additions	0	0	0
Disposals	0	0	0
Exchange differences on translation	0	0	0
Ending balance	0	0	0
Property, plant and equipment	0	0	$ 0
Construction in progress | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Exchange differences on translation
Impairment loss (Note c)	(15,746)	0
Ending balance	(15,746)	0
Property, plant and equipment	$ (15,746)	$ 0